Long-Term Investments (Tables)	12 Months Ended
Dec. 31, 2018
Investments, Debt and Equity Securities [Abstract]
Long-Term Investments

	December 31, 2018	December 31, 2017
Equity-method investments	49	45
Other long-term investments	12	12

Total	61	57

Schedule of Equity-method Investments

Equity-method investments as at December 31, 2018 and December 31, 2017 were as follows:

	December 31, 2018		December 31, 2017
	Carrying value	Ownership percentage	Carrying value	Ownership percentage
ST-Ericsson SA, in liquidation	49	50.0%	45	50.0%

Total	49		45